CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Commercial vehicles	$ 249,040	$ 505,618	$ 558,004
Finance	69,804	84,100	52,606
Insurance	14,268	8,376	6,799
Agency services, related parties	0	0	664
Total revenues	333,112	598,094	618,073
Cost of sales
Commercial vehicles	7,350	86,055	419,383
Commercial vehicles, related parties	234,781	404,572	110,728
Insurance	2,159	0	0
Total cost of sales	244,290	490,627	530,111
Gross profit	88,822	107,467	87,962
Operating expenses (income)
Selling and marketing	10,126	8,055	6,260
General and administrative	41,951	27,204	17,602
Interest expense	10,621	15,920	10,512
Interest expense, related parties	869	3,020	6,945
Other income, net	(7,101)	(3,415)	(789)
Total operating expenses	56,466	50,784	40,530
Income from operations	32,356	56,683	47,432
Other income (expense)
Loss on change in fair value of earn-out obligation	0	(17,300)	(100,400)
Interest income	308	160	433
Other income (expense), net	308	(17,140)	(99,967)
Income (loss) from continuing operations before income taxes	32,664	39,543	(52,535)
Income tax provision	(9,115)	(13,419)	(10,369)
Income (loss) from continuing operations	23,549	26,124	(62,904)
Income (loss) from discontinued operations	0	(1,330)	1,404
Income tax benefit (provision)	0	333	(351)
Loss (income) attributable to non-controlling interest	0	24	(449)
Income (loss) from discontinued operations, net of taxes	0	(973)	604
Net income (loss)	23,549	25,151	(62,300)
Foreign currency translation adjustment	402	15,307	6,303
Comprehensive income (loss)	$ 23,951	$ 40,458	$ (55,997)
Basic
Continuing operations	$ 1.00	$ 1.11	$ (3.41)
Discontinued operations	$ 0.00	$ (0.04)	$ 0.03
Earnings Per Share, Basic, Total	$ 1.00	$ 1.07	$ (3.38)
Diluted
Continuing operations	$ 0.99	$ 1.11	$ (3.41)
Discontinued operations	$ 0.00	$ (0.04)	$ 0.03
Earnings Per Share, Diluted, Total	$ 0.99	$ 1.07	$ (3.38)
Weighted average shares outstanding
Basic	23,538,919	23,538,919	18,415,305
Diluted	23,762,378	23,612,398	18,415,305